Segments (Operating Profit Reconciliation) (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pre-tax Income from continuing operations
Income from continuing operations before income taxes	$ 15,945	$ 19,986	$ 20,244
Total reportable segments
Pre-tax Income from continuing operations
Income from continuing operations before income taxes	19,670	22,262	23,687
Pre-tax reconciliations items
Pre-tax Income from continuing operations
Amortization of acquired intangible assets	(677)	(791)	(758)
Acquisition-related charges	(26)	(12)	(46)
Non-operating retirement-related (costs)/income	(1,050)	(353)	(1,062)
Elimination of internal transactions
Pre-tax Income from continuing operations
Income from continuing operations before income taxes	(1,859)	(1,914)	(1,480)
Unallocated corporate amounts
Pre-tax Income from continuing operations
Income from continuing operations before income taxes	$ (114)	$ 795	$ (98)